Basis of presentation and summary of significant accounting policies	12 Months Ended
Dec. 31, 2011
Basis of presentation and summary of significant accounting policies
Basis of presentation and summary of significant accounting policies

2. Basis of presentation and summary of significant accounting policies

Basis of presentation

The accompanying consolidated financial statements include the accounts of Alexandria Real Estate Equities, Inc. and its subsidiaries. All significant intercompany balances and transactions have been eliminated.

We hold interests, together with certain third parties, in companies that we consolidate in our financial statements.  We consolidate the companies because we exercise significant control over major decisions by these entities, such as investment activity and changes in financing.

Use of estimates

The preparation of financial statements in conformity with United States generally accepted accounting principles (“GAAP”) requires us to make estimates and assumptions that affect the reported amounts of assets, liabilities, and equity, the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements, and the amounts of revenues and expenses during the reporting period. Actual results could materially differ from those estimates.

Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation.

Operating segment

We are engaged in the business of providing life science laboratory space for lease to the life science industry. Our properties are similar in that they provide space for lease to the life science industry, consist of life science laboratory improvements that are generic and reusable for the life science industry, are located in key life science cluster markets, and have similar economic characteristics. Our chief operating decision maker reviews financial information for our entire consolidated operations when making decisions on how to allocate resources and in assessing our operating performance.  The financial information disclosed herein represents all of the financial information related to our principal operating segment.

International operations

The functional currency for our subsidiaries operating in the United States is the United States dollar.  We have five operating properties in Canada, and construction projects in China and India.  The functional currencies for our foreign subsidiaries are the local currencies in each respective country.  The assets and liabilities of our foreign subsidiaries are translated into United States dollars at the exchange rate in effect as of the financial statement date.  Income statement accounts of our foreign subsidiaries are translated using the average exchange rate for the periods presented.  Gains or losses resulting from the translation are included in accumulated other comprehensive loss as a separate component of total equity.

The appropriate amounts of foreign exchange rate gains or losses included in accumulated other comprehensive loss will be reflected in income when there is a sale or partial sale of our investment in these operations or upon a complete or substantially complete liquidation of the investment.

Rental properties, net, land held for future development, construction in progress, and discontinued operations

We recognize assets acquired (including the intangible value to above or below market leases, acquired in-place leases, tenant relationships, and other intangible assets or liabilities), liabilities assumed, and any non controlling interest in an acquired entity at their fair value as of the acquisition date.  The value of tangible assets acquired is based upon our estimation of value on an “as if vacant” basis.  The value of acquired in-place leases includes the estimated carrying costs during the hypothetical lease-up period and other costs that would have been incurred to execute similar leases, considering market conditions at the acquisition date of the acquired in-place lease.  We assess the fair value of tangible and intangible assets based on numerous factors, including estimated cash flow projections that utilize appropriate discount and capitalization rates and available market information.  Estimates of future cash flows are based on a number of factors, including the historical operating results, known trends, and market/economic conditions that may affect the property. We also recognize the fair values of assets acquired, the liabilities assumed, and any non controlling interest in acquisitions of less than a 100% interest when the acquisition constitutes a change in control of the acquired entity.  In addition, acquisition-related costs and restructuring costs are expensed as incurred.

The values allocated to land improvements, buildings, building improvements, tenant improvements, and equipment are depreciated on a straight-line basis using an estimated life of 20 years for land improvements, the shorter of the term of the respective ground lease or up to 40 years for buildings and building improvements, the respective lease term for tenant improvements, and the estimated useful life for equipment.  The values of acquired above and below market leases are amortized over the lives of the related leases and recorded as either an increase (for below market leases) or a decrease (for above market leases) to rental income.  The values of acquired in-place leases are included in other assets in the accompanying consolidated balance sheets, and amortized over the remaining terms of the related leases.

We are required to capitalize direct construction; development costs, including predevelopment costs; interest; property taxes; insurance; and other costs directly related and essential to the acquisition, development, redevelopment, or construction of a project.  Capitalization of construction, development, and redevelopment costs is required while activities are ongoing to prepare an asset for its intended use.  Fluctuations in our development, redevelopment, and construction activities could result in significant changes to total expenses and net income.  Costs incurred after a project is substantially complete and ready for its intended use are expensed as incurred.  Should development, redevelopment, or construction activity cease, interest, property taxes, insurance, and certain other costs would no longer be eligible for capitalization and would be expensed as incurred.  Expenditures for repairs and maintenance and demolition are expensed as incurred.

A property is classified as “held for sale” when all of the following criteria for a plan of sale have been met: (1) management, having the authority to approve the action, commits to a plan to sell the property; (2) the property is available for immediate sale in its present condition, subject only to terms that are usual and customary; (3) an active program to locate a buyer and other actions required to complete the plan to sell have been initiated; (4) the sale of the property is probable and is expected to be completed within one year; (5) the property is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (6) actions necessary to complete the plan of sale indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.  When all of these criteria have been met, the property is classified as “held for sale”; its operations, including any interest expense directly attributable to it, are classified as discontinued operations in our consolidated statements of income; and amounts for all prior periods presented are reclassified from continuing operations to discontinued operations.  Depreciation of assets ceases upon designation of a property as “held for sale.”

Long-lived assets to be held and used, including our rental properties, land held for future development, construction in progress, and intangibles are individually evaluated for impairment when conditions exist that may indicate that the carrying amount of a long-lived asset may not be recoverable.  The carrying amount of a long-lived asset to be held and used is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. Impairment indicators for long-lived assets to be held and used, including our rental properties, land held for future development, and construction in progress are assessed by project and include, but are not limited to, significant fluctuations in estimated net operating income, occupancy changes, construction costs, estimated completion dates, rental rates, and other market factors.  We assess the expected undiscounted cash flows based upon numerous factors, including, but not limited to, construction costs, available market information, historical operating results, known trends, and market/economic conditions that may affect the property and our assumptions about the use of the asset, including, if necessary, a probability-weighted approach if multiple outcomes are under consideration.  Upon determination that an impairment has occurred, a write-down is recorded to reduce the carrying amount to its estimated fair value.

We use a “held for sale” impairment model for our properties classified as “held for sale.”  The “held for sale” impairment model is different from the held and used impairment model; under the “held for sale” impairment model, an impairment loss is recognized if the carrying amount of the long-lived asset classified as “held for sale” exceeds its fair value less cost to sell.

Variable interest entity

We consolidate a variable interest entity (“VIE”) if it is determined that we are the primary beneficiary, an evaluation that we perform on an ongoing basis.  A VIE is broadly defined as an entity in which either (1) the equity investors as a group, if any, do not have a controlling financial interest, or (2) the equity investment at risk is insufficient to finance that entity’s activities without additional subordinated financial support.  We use qualitative analyses when determining whether or not we are the primary beneficiary of a VIE.  Factors considered include, but are not limited to, the purpose and design of the VIE, risks that the VIE was designed to create and pass through, the form of our ownership interest, our representation on the entity’s governing body, the size and seniority of our investment, our ability to participate in policy-making decisions, and the rights of the other investors to participate in the decision-making process and to replace us as manager and/or liquidate the venture, if applicable.  Our ability to correctly assess our influence or control over an entity at the inception of our involvement with the entity or upon reevaluation of the entity’s continuing status as a VIE and determine the primary beneficiary of a VIE affects the presentation of these entities in our consolidated financial statements.

Cash and cash equivalents

We consider all highly liquid investments with original maturities of three months or less when purchased to be cash and cash equivalents.  The majority of our cash and cash equivalents are held at major commercial banks in accounts that may at times exceed the Federal Deposit Insurance Corporation (“FDIC”) limit of $250,000.  We have not experienced any losses to date on our invested cash.

Restricted cash

Restricted cash primarily consists of funds held in trust under the terms of our secured bank loans, funds held in escrow related to our capital expenditures, and funds held for various other deposits.

Investments

We hold equity investments in certain publicly traded companies and privately held entities primarily involved in the life science industry.  All of our investments in publicly traded companies are considered “available for sale” and are recorded at fair value.  Fair value has been determined based upon the closing price as of each balance sheet date, with unrealized gains and losses shown as a separate component of comprehensive income.  The classification of each investment is determined at the time each investment is made, and such determination is reevaluated at each balance sheet date.  The cost of each investment sold is determined by the specific identification method, with net realized gains included in other income.  Investments in privately held entities are generally accounted for under the cost method when our interest in the entity is so minor that we have virtually no influence over the entity’s operating and financial policies.  Additionally, we limit our ownership percentage in the voting stock of each individual entity to less than 10%.  As of December 31, 2011 and 2010, our ownership percentage in the voting stock of each individual entity was less than 10%.

Individual investments are evaluated for impairment when changes in conditions exist that may indicate an impairment. The factors that we consider in making these assessments include, but are not limited to, market prices, market conditions, available financing, prospects for favorable or unfavorable clinical trial results, new product initiatives, and new collaborative agreements.  If there are no identified events or changes in circumstances that would have an adverse effect on our cost method investments, we do not estimate its fair value.  For all of our investments, if a decline in the fair value of an investment below the carrying value is determined to be other-than-temporary, such investment is written down to its estimated fair value with a non-cash charge to current earnings.  We use “significant other observable inputs” and “significant unobservable inputs” to determine the fair value of privately held entities.

Leasing costs

Costs directly related and essential to our leasing activities are capitalized and amortized on a straight-line basis over the term of the related lease.  Costs related to unsuccessful leasing opportunities are expensed.

Loan fees and costs

Fees and costs incurred in obtaining long-term financing are capitalized. Capitalized amounts are amortized over the term of the related loan and the amortization is included in interest expense in the accompanying consolidated statements of income.

Interest rate hedge agreements

We utilize interest rate hedge agreements, including interest rate swap agreements, to hedge a portion of our exposure to variable interest rates primarily associated with our unsecured line of credit and unsecured bank term loans.  We recognize our interest rate hedge agreements as either assets or liabilities on the balance sheet at fair value.  The accounting for changes in fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.  For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the hedged exposure, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation.  We do not use derivatives for trading or speculative purposes and currently all of our derivatives are designated as hedges. Our interest rate swap agreements are considered cash flow hedges as they are designated and qualify as hedges of the exposure to variability in expected future cash flows.  Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the earnings effect of the hedged forecasted transactions in a cash flow hedge.

Interest rate swap agreements designated as cash flow hedges involve the receipt of variable rate amounts from a counterparty in exchange for the Company making fixed rate payments over the life of the interest rate swap agreements without exchange of the underlying notional amount.

The effective portion of changes in the fair value of our interest rate hedge agreements that are designated and that qualify as cash flow hedges is recorded in accumulated other comprehensive income.  The amount is subsequently reclassified into earnings in the period during which the hedged forecasted transactions affect earnings.

The fair value of each interest rate hedge agreement is determined using widely accepted valuation techniques including discounted cash flow analyses on the expected cash flows of each derivative. These analyses reflect the contractual terms of the derivatives, including the period to maturity, and use observable market-based inputs, including interest rate curves and implied volatilities (also referred to as “significant other observable inputs”).  The fair values of our interest rate hedge agreements are determined using the market standard methodology of netting the discounted future fixed cash payments and the discounted expected variable cash receipts.  The variable cash receipts are based on an expectation of future interest rates (forward curves) derived from observable market interest rate curves.  The fair value calculation also includes an amount for risk of non-performance using “significant unobservable inputs” such as estimates of current credit spreads to evaluate the likelihood of default, which we have determined to be insignificant to the overall fair value of our interest rate hedge agreements.

Rental income and tenant recoveries

Rental income from leases with scheduled rent increases, free rent, incentives, and other rent adjustments is recognized on a straight-line basis over the respective lease terms.  We include amounts currently recognized as income, and expected to be received in later years, in deferred rent receivable in the accompanying consolidated balance sheets.  Amounts received currently, but recognized as income in future years, are included as deferred rent in accounts payable, accrued expenses, and tenant security deposits in our consolidated balance sheets.  We commence recognition of rental income at the date the property is ready for its intended use and the tenant takes possession of or controls the physical use of the property.

Tenant recoveries related to reimbursement of real estate taxes, insurance, utilities, repairs and maintenance, and other operating expenses are recognized as revenue in the period the applicable expenses are incurred.

We maintain an allowance for estimated losses that result from the inability of our tenants to make payments required under the terms of the lease and for tenant recoveries due.  We recognize additional bad debt expense in future periods if a tenant fails to make a contractual payment beyond any allowance.  As of December 31, 2011 and 2010, we had no allowance for estimated losses.

Interest income

Interest income was approximately $852,000, $750,000, and $1,503,000 in the years ended December 31, 2011, 2010, and 2009, respectively, and is included in other income in the accompanying consolidated statements of income.

Stock-based compensation expense

We have historically issued two forms of stock-based compensation under our equity incentive plan: options to purchase common stock (“options”) and restricted stock awards.  We have not granted any options since 2002.  We recognize all stock-based compensation in the income statement based on the grant date fair value.  The fair value of restricted stock awards is recorded based on the market value of the common stock on the grant date and such cost is then recognized on a straight-line basis over the period during which the employee is required to provide services in exchange for the award (the vesting period). We are required to compute stock-based compensation based on awards that are ultimately expected to vest and as a result, future forfeitures of awards are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.  No compensation cost is recognized for equity instruments that are forfeited or are anticipated to be forfeited.

Impact of recently issued accounting standards

In July 2011, the Financial Accounting Standards Board (“FASB”) and the International Accounting Standards Board (“IASB”) (collectively the “Boards”) reissued a joint proposal for a new standard for lease accounting by both lessors and lessees, which was first issued in August 2010.  The lease accounting proposal is anticipated to result in differences from existing GAAP.  Leases would no longer be classified as operating or capital leases and all leases would be recorded on balance sheets using a financing model, except for leases with terms of one year or less.  Lessees would no longer account for lease expense on a straight-line basis, and rent expense might be higher in earlier periods of the lease term.  Reassessment of key considerations such as lease term or residual value guarantees would be required throughout the life of a lease.  The Boards have tentatively decided that lessors should apply a single approach to all leases and recognize a lease receivable and a residual asset for each lease, except for leases of one year or less or leases of investment property carried at fair value.  Certain lessors would be excluded from this accounting, including lessors meeting the definition of an investment property entity or investment company and would apply specialized accounting to recognize investment properties at fair value.  No date has yet been proposed for the issuance of a final standard, and the effective date has not yet been determined.  We anticipate that the adoption of the final standard may have a material impact on our consolidated financial statements.

In October 2011, the FASB proposed a new standard for entities that invest primarily in real estate properties and meet other criteria.  An entity that qualifies as an investment property entity (“IPE”) would measure real estate investment property at fair value, with changes in fair value reported in net income.  The proposed definition of an IPE requires meeting specific criteria, including (1) substantially all of the entity’s business activities are investing in real estate properties, (2)  the express business purpose of the entity is to invest in real estate properties for total return, including capital appreciation, (3) ownership of the entity is represented by units of investment, in the form of equity or partnership interests, to which a portion of net assets are attributed, (4) there must be significant pooling of funds of investors unrelated to the IPE’s parent, if a parent exists, and (5) the entity must provide financial results about activities to investors.  The proposed definition of an IPE will likely evolve during the review of the proposed standard and therefore it is unclear today if the Company will qualify as an IPE.  If we do not meet the definition of an IPE, we may be required to evaluate if we will be subject to investment company accounting rules. Investment companies are subject to fair value accounting and are expected to be excluded from the proposed lessor accounting in the paragraph above.  The proposal requires IPEs to recognize rental revenue when received or or when receivable pursuant to the contractual terms of the lease, thereby eliminating rental revenue recognition on a straight-line basis.  IPEs will not follow the proposed lessor accounting in the paragraph above.  The proposal requires an IPE to separately present on its financial statements (1) rental revenue from investment properties, (2) rental operating expenses from investment properties, (3) fair value of investment properties, and (4) debt related to investment properties.  The FASB’s proposal, if adopted, would represent a significant change from our current accounting model.  No date has yet been proposed for the issuance of a final standard, and the effective date has not yet been determined.  We anticipate that the adoption of the final standard may have a material impact on our consolidated financial statements.

In May 2011, the FASB issued an Accounting Standards Update (“ASU”) to substantially converge the guidance in GAAP and IFRS on fair value measurements and disclosures.  The ASU changes several aspects of the fair value measurement guidance in FASB Accounting Standards Codification 820, Fair Value Measurement, including (1) the application of the concepts of highest and best use and valuation premise, (2) the introduction of an option to measure groups of offsetting assets and liabilities on a net basis, (3) the incorporation of certain premiums and discounts in fair value measurements, and (4) the measurement of the fair value of certain instruments classified in stockholders’ equity.  In addition, the ASU includes several new fair value disclosure requirements, such as information about valuation techniques and unobservable inputs used in Level 3 fair value measurements and a narrative description of Level 3 measurements’ sensitivity to changes in unobservable inputs.  The ASU is effective for public companies during the interim and annual periods, beginning after December 15, 2011.  We will adopt the ASU in the first quarter of fiscal 2012. We anticipate that the adoption of the ASU may affect valuation methodologies, however we do not expect the adoption of the final standard to have a material impact on our consolidated financial statements.

In June 2011, the FASB issued an ASU to make presentation of items within other comprehensive income (“OCI”) more prominent.  Entities are required to present items of net income, items of OCI, and total comprehensive income either in a single continuous statement or in two separate but consecutive statements.  There no longer exists the option to present OCI in the statement of changes in stockholders’ equity.  In December 2011, the FASB decided to defer the requirement that companies present reclassification adjustments for each component of accumulated other comprehensive income in both net income and OCI on the face of the financial statements.  Reclassifications out of accumulated other comprehensive income (“AOCI”) will be presented either on the face of the financial statement in which OCI is presented or disclosed in the notes to the financial statements.  This deferral does not change the requirement to present items of net income, items of OCI, and total comprehensive income in either one continuous statement or two separate consecutive statements.  The ASU is effective for public companies during the interim and annual periods, beginning after December 15, 2011.  We will adopt the ASU in the first quarter of fiscal 2012.  We anticipate the adoption of the ASU will not materially affect the presentation of our consolidated financial statements.